Interests in Other Entities - Additional Information (Detail) - PEN (S/) S/ in Thousands	1 Months Ended
	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Trade accounts receivables		S/ 1,007,828	S/ 1,515,673
Ministry Of Energy And Mining [member]
Disclosure of subsidiaries [line items]
Trade accounts receivables		S/ 17,300
Adexus S.A. [member]
Disclosure of subsidiaries [line items]
Increase in proportion of ownership interest in subsidiary	100.00%